SEGMENT REPORTING (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)
SEGMENT REPORTING
Total segment and consolidated revenue	$ 146,937	$ 492,197
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(139,426)	(468,066)
Total segment and consolidated cost of revenue-depreciation and amortization	(5,225)	(15,786)
Total segment and consolidated cost	(144,651)	(483,852)
Reconciling items:
Operating expenses	(12,258)	(14,887)
Other operating income	210	276
Government grant		9
Other operating expenses	(302)	(1,515)
Net gain on disposal of cryptocurrency assets	5,804	(2,057)
Impairment of cryptocurrency assets	(3,254)	(12,620)
Impairment of property and equipment		(836)
Changes in fair value of contingent considerations		1,247
Operating loss	(7,514)	(22,038)
Other income, net	407	554
Interest income	42	106
Interest expense		(218)
Gain from equity method investments	939	151
Changes in fair value of derivative instruments	275
Net loss for continuing operations	$ (5,851)	(21,445)
Number of reportable segments | segment	3
Mining pool
SEGMENT REPORTING
Total segment and consolidated revenue	$ 14,456	485,556
Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	(17,387)	(40,949)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	17,387	40,949
Inter-segment | Mining pool
SEGMENT REPORTING
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(11,558)	(34,778)
Inter-segment | Data center
SEGMENT REPORTING
Total segment and consolidated revenue	5,829	6,171
Inter-segment | Cryptocurrency mining
SEGMENT REPORTING
Total segment and consolidated revenue	11,558	34,778
Operating segments | Mining pool
SEGMENT REPORTING
Total segment and consolidated revenue	137,440	485,556
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(136,910)	(482,775)
Total segment and consolidated cost of revenue-depreciation and amortization	(606)	(4,748)
Operating segments | Data center
SEGMENT REPORTING
Total segment and consolidated revenue	15,294	9,567
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(11,491)	(4,319)
Total segment and consolidated cost of revenue-depreciation and amortization	(1,183)	(2,343)
Operating segments | Cryptocurrency mining
SEGMENT REPORTING
Total segment and consolidated revenue	11,590	37,823
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(8,131)	(19,871)
Total segment and consolidated cost of revenue-depreciation and amortization	(3,436)	(8,695)
Operating segments | Others
SEGMENT REPORTING
Total segment and consolidated revenue		200
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	$ (281)	$ (2,050)